Net Loss Per Share	6 Months Ended	12 Months Ended
	Jun. 30, 2025	May 31, 2025	Dec. 31, 2024
Net Loss Per Share [Line Items]
NET LOSS PER SHARE

17. NET LOSS PER SHARE

The following table sets forth the computation of basic and diluted loss per share:

	For the six months ended June 30,
	2025	2024
	(Unaudited)	(Unaudited)
Numerator:
Net loss attributable to Aptorum Group Limited	$(441,780)	$(2,643,796)
Denominator:
Basic and diluted weighted average shares outstanding	7,126,796	5,339,608

Basic and diluted loss per share	$(0.06)	$(0.50)

Basic loss per share is computed by dividing net loss attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period. Diluted loss per share reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares. Potential dilutive securities are excluded from the calculation of diluted loss per share in loss periods as their effect would be anti-dilutive. For the six months ended June 30, 2025 and 2024, the total number of share options, warrants and convertible notes excluded from the calculation of diluted earnings per share due to their anti-dilutive nature, are 1,392,277 and 1,431,382, respectively.

19. NET LOSS PER SHARE

The following table sets forth the computation of basic and diluted loss per share:

	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2022
Numerator:
Net loss attributable to Aptorum Group Limited	$(4,267,806)	$(2,824,647)	$(9,799,560)
Denominator:
Weighted average shares outstanding(1)
– Basic(1)	5,453,103	4,521,133	3,569,484
– Diluted(1)	5,453,103	4,521,133	3,569,484

Net loss per share attributable to Aptorum Group Limited(1)
– Basic(1)	$(0.78)	$(0.62)	$(2.75)
– Diluted(1)	$(0.78)	$(0.62)	$(2.75)

____________

(1)      All per share amounts and shares outstanding for all periods have been retroactively restated to reflect APTORUM GROUP LIMITED’s 1 for 10 reverse stock split, which was effective on January 23, 2023.

For the years ended December 31, 2024, 2023 and 2022, the total number of share options, warrants and convertible notes excluded from the calculation of diluted earnings per share due to their anti-dilutive nature, are 1,392,277, 1,293,723 and 54,054, respectively.

DiamiR Biosciences Corp. [Member]
Net Loss Per Share [Line Items]
NET LOSS PER SHARE

NOTE 13 — LOSS PER SHARE

The following common stock equivalents have been excluded from the calculation of loss per share because their effects would be antidilutive:

	2025	2024
Stock options	511,950	511,950
Restricted stock	88,000	88,000
Warrants	—	29,336

Additional shares are issuable under the Company’s convertible notes, the amount of which is dependent on future events.